NOTES PAYABLE (Details Narrative) (USD $)	2 Months Ended	7 Months Ended	11 Months Ended
	Aug. 31, 2011	Mar. 31, 2013	Dec. 31, 2011	Jun. 30, 2014	Jan. 28, 2014	Sep. 30, 2013	Jan. 16, 2012	Jul. 31, 2011	Jun. 30, 2011	May 03, 2011	Feb. 28, 2011	Jan. 28, 2011	Dec. 31, 2010
Notes to Financial Statements
Total loans of financed notes payable			$ 7,403,000										$ 9,126,000
Interest of notes payable, per annum		6.00%
Seller carry back notes			7,403,000
Holders right to convert some or all of the amounts owing into Company's stock			2,114,000
Company's stock, shares		$ 1.00				$ 1.25				$ 2.00
Annual interest of notes payable, interest paid monthly		6.00%				6.00%
Amount of Mutual Ditch Company debt exchanged for shares			1,575,000
Shares of Company's stock			722,222
Cash payment in unsecured note			37,500
Expense due to loss on extinguishment of note payable			272,000
Total of notes retired early, recognized			189,000
Gain on forgiveness of the HCIC notes, recognized			84,000
Purchased water storage and direct flow from Orlando												3,100,000
Cash payment for water storage												100,000
Financed note payable for water storage												3,000,000
Interest to be paid based on Company's gross profits received					50.00%
Per acre foot of water used												40
Accrued interest, per annum												5.00%
Conversion price, per share, from outstanding principal and accrued and unpaid interest into common stock												$ 4.00
Forgiveness of debt recorded												384,000
Renegotiated purchase for shares of Company's stock								650,000
Renegotiated purchase for cash payment								1,412,500
Renegotiated purchase for a seller carryback note								187,500
Value of Company shares								1,557,000
Value recorded in the valuation report of Orlando							5,195,000
Series A convertible debt offered											2,000,000
Interest of Series A convertible debt offering											6.00%
Conversion of debt into Company common stock, per share				$ 2.50							$ 2.50
Series B convertible debt offered									6,000,000
Amount raised when offering was closed	5,332,000
Interest rate for terms of Series B convertible debt offering	6.00%
Interest of the net-crop revenue of production of farm product from land owned	10.00%
Warrants issued to the debt holders									2,132,800
Conversion of warrants issued into Company shares									$ 2.50
Additional warrants issued to three broker-dealers									171,000
Conversion of additional warrants issued, per share									$ 2.50
Fair value of warrants issued for the debt holder warrants									1,675,000
Additional amount for broker dealer warrants, amortized over the warrants and recognized as interest expense									149,000
Fair value of warrants, per share									$ 0.7854
Adjusted Series B conversion, per share									$ 1.7146
Value of beneficial conversion	$ 1,490,000
Estimated interest rate, per annum	46.00%